SELLING, GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2022
Selling, General and Administrative Expense [Abstract]
Schedule Of Selling, General and Administrative Expense
The following table summarizes the detail of selling, general and administrative expenses for the years ended December 31,

	2022	2021
Advertising, marketing and selling	$30,767	$13,243
Compensation and related costs	209,159	52,179
Facilities	42,066	8,913
General and administrative	59,780	34,649
Stock based compensation	9,372	29,219
Technology development and software	3,352	1,992
	$354,496	$140,195